Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances and Transactions
Schedule of amounts due from related parties
	As of December 31,
	2011	2012
	$	$
Customer and supplier	—	46,067
Other	1,500,941	273,313
Total amounts due from related parties	1,500,941	319,380

Schedule of amounts due to related parties
	As of December 31,
	2011	2012
	$	$
Management	525,000	262,406
Customer and supplier	654,465	3,638,975
Other	595,821	380,449
Total amounts due to related parties	1,775,286	4,281,830

Schedule of revenue from customers who are related parties

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	7,139	—	—
CRERAT	—	268,380	52,120
SINA	*	*	1,855

*            Indicates SINA was not the related party of the Company before April, 2012.

Schedule of selling, general and administrative expenses recorded by the group
	Years Ended December 31,
	2010	2011	2012
	$	$	$
CRERAT	—	822,249	476,706

Schedule of cost of revenue recorded by the group
	Years Ended December 31,
	2010	2011	2012
	$	$	$
SINA	*	*	5,145,039
* Indicates SINA was not the related party of the Company before April, 2012.
Schedule of accounts receivable from related parties
	As of December 31,
	2011	2012
	$	$
CRERAT	—	46,067
CRERAT	(654,465)	(1,133,357)
SINA	*	(2,505,618)
* Indicates SINA was not the related party of the Company before April, 2012.
Schedule of amounts due from (to) affiliates

	As of December 31,
	2011	2012
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	263,026	273,313
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(379,519)	(380,449)
Shanghai Shangyou Property Management Co. Ltd. (3)	1,021,613	*

*            Indicates Shanghai Shangyou Property Management Co. Ltd has not been a related party of the Company since July, 2012.

Notes:

(1)             Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)             Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)             Xin Zhou is not legal representative of the entity since July, 2012. As of December 31, 2011, the balance payable was rental prepayment from the entity.